Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate, excluding gain on sale of tender rigs (as a percent)	0.50%
Statutory income tax rate (in hundredths) (as a percent)	0.00%
Deferred tax assets not subject to expiration	$ 271
Valuation allowance, change in amount	165	41	44
Valuation allowance, utilization	0	0	0
Effect on effective tax rate, amount	(94)
Unrecognized tax benefits	9	147	154
Current tax expense:
Bermuda	0	0	0
Foreign	23	200	167
Deferred tax (benefit)/expense:
Bermuda	0	0	0
Foreign	(4)	(50)	58
Tax related to internal sale of assets in subsidiary, amortized for group purposes	0	4	7
Total tax expense	19	154	232
Effective tax rate (as a percent)	0.50%	5.20%	16.10%
Income tax reconciliation [Abstract]
Income taxes at statutory rate	0	0	0
Effect of transfers to new tax jurisdictions	0	4	7
Effect of change on uncertain tax positions relating to prior year	(85)	(7)	91
Effect of taxable income in various countries	104	157	134
Total tax expense	19	154	232
Deferred Tax Assets [Abstract]
Pension	19	12
Provisions	20	8
Net operating losses carried forward	291	130
Other	3	2
Gross deferred tax asset	333	152
Valuation allowance related to net operating losses carried forward	(280)	(115)
Net deferred tax asset	53	37
Deferred Tax Liability [Abstract]
Property, plant and equipment	60	60
Foreign exchange	7	0
Gross deferred tax liability	67	60
Net deferred tax	(14)	(23)
Net deferred taxes, classified [Abstract]
Short-term deferred tax asset	19	0
Long-term deferred tax asset	34	37
Long-term deferred tax liability	(67)	(60)
Net deferred tax	(14)	(23)
Changes to liabilities related to unrecognized tax benefits, excluding interest and penalties [Roll Forward]
Balance beginning of period	147	154	63
Increases as a result of positions taken in prior periods	9	29	109
Increases as a result of positions taken during the current period	0	12	8
Decreases as a result of positions taken in prior periods	(147)	(14)	(26)
Decreases as a result of positions taken in the current period	0	(34)	0
Balance end of period	9	147	154
UNITED STATES
Income Tax Examination [Line Items]
Earliest Open Year	2013
ANGOLA
Income Tax Examination [Line Items]
Earliest Open Year	2007
AUSTRALIA
Income Tax Examination [Line Items]
Earliest Open Year	2008
NIGERIA
Income Tax Examination [Line Items]
Earliest Open Year	2007
NORWAY
Income Tax Examination [Line Items]
Earliest Open Year	2007
THAILAND
Income Tax Examination [Line Items]
Earliest Open Year	2003
Tax Year 2024
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax assets subject to expiration	4
Tax Years 2033 to 2034
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Deferred tax assets subject to expiration	$ 16